Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

17.  Income Taxes

Our income before income tax provision and earnings from unconsolidated affiliates is earned solely in the U.S.

CPE Inc.

The income tax expense consisted of the following for the years ended December 31 (in thousands):

	2013	2012	2011
Current:
Federal	$(2,325)	$18,064	$20,973
State	95	2,339	1,700
Total current	(2,230)	20,403	22,673
Deferred:
Federal	15,500	40,351	(11,261)
State	(1,640)	1,859	37
Total deferred	13,860	42,210	(11,224)
Total income tax expense	$11,629	$62,614	$11,449

The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities consisted of the following at December 31 (in thousands):

	2013	2012
Deferred income tax assets:
Property, plant and equipment	$6,870	$30,770
Accrued expense and liabilities	34,221	32,484
Pension and other postretirement benefits	14,642	16,761
Investment in joint venture partnerships	2,514	8,450
Accrued reclamation and mine closure costs	49,143	41,854
Contract rights	33,460	31,838
Tax agreement liability	38,047	41,954
AMT Credit	29,591	26,816
Net operating loss carry forward	10,627	2,197
Other	1,401	3,066
Total deferred income tax assets	220,516	236,190
Less valuation allowance	(12,711)	(17,231)
Net deferred income tax asset	207,805	218,960

Deferred income tax liabilities:
Inventories	(2,633)	(2,919)
Mineral rights	(79,571)	(78,936)
Mark-to-market gain	(9,639)	(4,861)
Other	(6,275)	(3,057)
Total deferred income tax liabilities	(98,118)	(89,773)
Net deferred income tax assets (liabilities)	$109,687	$129,187

CPE Inc. reports differences between tax bases of assets and liabilities and the financial statement carrying amount of these items as deferred income tax assets and liabilities.  Included in deferred income tax assets are amounts related to payments it expects to make pursuant to the Tax Receivable Agreement with Rio Tinto, which is recognized as a liability in our consolidated financial statements.  Also included in other deferred tax assets are net operating loss carryforwards of $29.0 million that expire in 2029 through 2033 and alternative minimum tax (“AMT”) credits of $29.6 million that do not expire.

Net deferred income tax assets are classified in the consolidated balance sheets at December 31 as follows (in thousands):

	2013	2012
Net current deferred income tax assets	$18,326	$28,112
Net noncurrent deferred income tax assets	91,361	101,075
Net deferred income tax assets	$109,687	$129,187

The future realization of deferred income tax assets arising primarily from the increased tax basis arising from the IPO and the Secondary Offering depends on the existence of sufficient future taxable income.  Based on our consideration of CPE Resources’s historical operations, current forecasts of taxable income over the remaining lives of our mines, the availability of tax planning strategies, and other factors, we determined that $109.7 million of the potential tax benefits are more likely than not to be realized at the statutory federal and state income tax rates.  Accordingly, we have provided a $12.7 million valuation allowance to reduce our deferred tax assets to the amount that we determined is more likely than not to be realized.

The effective tax rate is reconciled to the U.S. federal statutory income tax rate for the years ended December 31 as follows:

	2013	2012	2011
United States federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	(2.4)	1.2	0.9
Percentage depletion deduction	(7.3)	(2.3)	(3.2)
Section 199 domestic manufacturing deduction	—	(0.6)	(0.3)
Change in valuation allowance	(7.1)	(7.1)	(25.4)
Prior year return-to-actual	(0.4)	0.3	(1.3)
Other	0.6	0.2	—
Effective tax rate	18.4%	26.7%	5.7%

The estimated statutory income tax rates that are applied to our current and deferred income tax calculations are impacted significantly by the states in which we do business.  Changes in apportionment laws or business conditions result in changes in the calculation of our current and deferred income taxes, including the valuation of our deferred tax assets and liabilities. Such adjustments can increase or decrease the net deferred tax asset on the balance sheet and impact the corresponding deferred tax benefit or deferred tax expense on the income statement in the period.

As of December 31, 2013 and 2012, we had no material unrecognized tax benefits.  We are open to federal and state tax audits until the applicable statutes of limitations expire.

CPE Resources

The income tax expense (benefit) consisted of the following for the years ended December 31 (in thousands):

	2013	2012	2011
Current:
Federal	$(2,113)	$15,467	$671
State	105	2,345	534
Total current	$(2,008)	$17,812	$1,205
Deferred:
Federal	18,957	30,946	17,340
State	(1,470)	3,278	1,438
Total deferred	17,487	34,224	18,778
Total income tax expense (benefit)	$15,479	$52,036	$19,983

The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities consisted of the following at December 31 (in thousands):

	2013	2012
Deferred income tax assets:
Property, plant and equipment	$6,870	$30,770
Accrued expense and liabilities	34,222	32,484
Pension and other postretirement benefits	14,642	16,761
Investment in joint venture partnerships	2,514	8,450
Accrued reclamation and mine closure costs	49,143	41,854
Contract rights	33,460	31,838
AMT Credit	29,591	26,816
Net operating loss carry forward	10,627	2,197
Other	1,401	3,064
Total deferred income tax assets	182,470	194,235
Less valuation allowance	(12,711)	(17,231)
Net deferred income tax asset	169,759	177,004

Deferred income tax liabilities:
Inventories	(2,633)	(2,919)
Mineral rights	(79,571)	(78,936)
Mark-to-market	(9,639)	(4,861)
Other	(6,275)	(3,057)
Total deferred income tax liabilities	(98,118)	(89,773)
Net deferred income tax assets (liabilities)	$71,640	$87,232

CPE Resources reports differences between tax bases of assets and liabilities and the financial statement carrying amount of these items as deferred income tax assets and liabilities.  Included in other deferred tax assets are net operating loss carryforwards of $29.0 million that expire in 2029 through 2033 and AMT credits of $29.6 million that do not expire.

Net deferred income tax assets are classified in the consolidated balance sheets at December 31 as follows (in thousands):

	2013	2012
Net current deferred income tax assets	$13,366	$21,096
Net noncurrent deferred income tax assets	58,274	66,136
Net deferred income tax assets	$71,640	$87,232

The future realization of deferred income tax assets arising primarily from the increased tax basis arising from the IPO and the Secondary Offering depends on the existence of sufficient future taxable income.  Based on our consideration of CPE Resources’s historical operations, current forecasts of taxable income over the remaining lives of our mines, the availability of tax planning strategies, and other factors, we determined that $71.6 million of the potential tax benefits are more likely than not to be realized at the statutory federal and state income tax rates.  Accordingly, we have provided a $12.7 million valuation allowance to reduce our deferred tax assets to the amount that we determined is more likely than not to be realized.

The effective tax rate is reconciled to the U.S. federal statutory income tax rate for the years ended December 31 as follows:

	2013	2012	2011
United States federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	(1.8)	1.2	0.9
Percentage depletion deduction	(6.2)	(2.6)	(2.9)
Section 199 domestic manufacturing deduction	—	(0.7)	(0.3)
Change in valuation allowance	(6.1)	(8.1)	(23.1)
Prior year return-to-actual	(0.3)	0.3	(0.6)
Other	0.4	0.1	0.1
Effective tax rate	21.0%	25.3%	9.1%

The estimated statutory income tax rates that are applied to our current and deferred income tax calculations are impacted significantly by the states in which we do business.  Changes in apportionment laws or business conditions result in changes in the calculation of our current and deferred income taxes, including the valuation of our deferred tax assets and liabilities. Such adjustments can increase or decrease the net deferred tax asset on the balance sheet and impact the corresponding deferred tax benefit or deferred tax expense on the income statement in the period.

As of December 31, 2013 and 2012, we had no material unrecognized tax benefits.  We are open to federal and state tax audits until the applicable statutes of limitations expire.